Fair Value of Financial Assets and Liabilities - Schedule of Fair Values of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Investment in marketable securities	$ 8,750	$ 5,403
Liabilities
Secured note liabilities	598,517	562,552
Carrying Amount [Member]
Assets
Investment in marketable securities	8,750	5,403
Liabilities
Secured note liabilities	598,517	562,552
Level 1 [Member]
Assets
Investment in marketable securities	8,750	5,403
Liabilities
Secured note liabilities
Level 2 [Member]
Assets
Investment in marketable securities
Liabilities
Secured note liabilities
Level 3 [Member]
Assets
Investment in marketable securities
Liabilities
Secured note liabilities	$ 598,517	$ 562,552